Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended
	Jun. 11, 2021	Jun. 08, 2021	Feb. 15, 2021	Feb. 23, 2021	Mar. 31, 2023	Mar. 31, 2022	Jul. 01, 2021
Related Party Transactions (Details) [Line Items]
Amount incurred fees for services					$ 30,000	$ 30,000
Accrued expenses					13,750	30,000
Working capital loans					$ 1,500,000
Warrant price per share (in Dollars per share)					$ 1
Related party loans outstanding
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Issued and outstanding, percentage			20.00%
Aggregate of cover expenses				$ 300,000
Outstanding balance	$ 46,975
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)							562,500
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exceeds price per share (in Dollars per share)			$ 12
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Administrative and support services		$ 10,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)			562,500
Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued (in Shares)			4,312,500
Aggregate purchase price			$ 25,000